27. Share-based payments	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
27.	Share-based payments

The Company has two additional compensation plans for the members of its Management: the Stock Option Plan (“Stock Option Plan”) and the Restricted Stock Plan, both with the purpose to stimulate and promote the alignment of the purposes of the Company, the members of Management and the employees, and mitigate the risks generating value for the Company due to the loss of its executives, strengthening their commitment and productivity in long-term.

27.1.	Stock Option Plan - GOL

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three or four years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vesting in three years become vested at 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. For stock option plans exercisable in 4 years, beneficiaries may exercise 20% in the first year, 20% in the second year, 30% in the third year and 30% in the fourth year.

All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2012	October 19, 2012	778,912	227,183	12.81	5.32 (a)	52.25%	2.26%	9.00%	1.7
2013	May 13, 2013	802,296	220,413	12.76	6.54 (b)	46.91%	2.00%	7.50%	2.3
2014	August 12, 2014	653,130	197,661	11.31	7.98 (c)	52.66%	3.27%	11.00%	3.5
2015	August 11, 2015	1,930,844	601,793	9.35	3.37 (d)	55.57%	5.06%	13.25%	4.5
2016	June 30, 2016	5,742,732	3,121,220	2.62	1.24 (e)	98.20%	6.59%	14.25%	5.4
2017	August 8, 2017	947,767	548,604	8.44	7.91 (f)	80.62%	1.17%	11.25%	6.6
2018	May 24, 2018	718,764	450,695	20.18	12.68 (g)	55.58%	0.60%	6.50%	7.4
2019	December 11, 2019	1,749,223	1,506,606	25.40	12.10 (h)	61.98%	3.17%	9.00%	8.8
2020	July 30, 2020	760,986	655,437	20.57	14.44(i)	71.37%	0.92%	6.24%	9.6
Total	December 31, 2020	14,084,654	7,529,612	11.59

(a)	The fair value is calculated by the average value from R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).
(b)	The fair value is calculated by the average value from R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).
(c)	The fair value is calculated by the average value from R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).
(d)	The fair value is calculated by the average value from R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).
(e)	On July 27, 2016, an additional grant of 900,000 shares referring to the 2016 plan was approved. The fair value was calculated by the average value from R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).
(f)	The fair value is calculated by the average value from R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).
(g)	The fair value is calculated by the average value from R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).
(h)	The fair value is calculated by the average value from R$12.90, R$12.32 and R$11.65 for the respective vesting periods (2019, 2020 and 2021).

The fair value is calculated by the average value from R$15.39, R$14.89, R$14.31 and R$13.64 for the respective vesting periods (2020, 2021, 2022 and 2023).

The price of the Company's share traded on B3 on December 31, 2020 was R$24.94 (R$36.80 on December 31, 2019).

The movement in the stock options outstanding for the fiscal year ended December 31, 2020 is as follows:

	Number of stock options	Weighted average exercise price
Outstanding options on December 31, 2019	7,660,855	7.11
Options granted (*)	655,437	20.57
Options exercised	(452,899)	4.09
Options canceled and adjustments in estimated prescribed rights	(333,781)	22.06
Outstanding options on December 31, 2020	7,529,612	11.59

Number of options exercisable on:
December 31, 2019	5,939,631	8.42
December 31, 2020	5,752,726	10.32

(*) Plan granted on July 30, 2020.

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2020 was R$12,063 (R$40,735 for the fiscal year ended December 31, 2019).

27.2.	Restricted Stock Plan - GOL

The Company’s Restricted Stock Plan was approved at the Extraordinary Shareholders’ Meeting of October 19, 2012, and the first grants were approved at the Board of Directors’ Meeting of November 13, 2012.

Grant year	Approval date	Total shares granted	Total vested shares	Average price at grant date
2016	June 30, 2016	4,007,081	-	2.62
2017	August 8, 2017	1,538,213	-	8.44
2018	May 24, 2018	773,463	513,314	20.18
2020	July 30, 2020	801,311	690,169	20.57
Total	December 31, 2020	7,120,068	1,203,483

The movement in the restricted shares for the fiscal year ended December 31, 2020 is as follows:

Total Restricted Shares
Restricted shares outstanding on December 31, 2019	1,533,996
Restricted shares granted	801,311
Shares transferred (*)	(1,182,356)
Restricted shares cancelled and adjustments in estimated expired rights	50,532
Restricted Shares Outstanding on December 31, 2020	1,203,483

(*) During the fiscal year ended on December 31, 2020, the Company transferred 1,182,356 shares via equity instruments (treasury shares).

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2020 was R$8,976 (R$5,315 for the fiscal year ended December 31, 2019).

27.3.	Stock option plan – Smiles Fidelidade

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vest 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2013	August 8, 2013	1,058,043	-	21.70	4.25(a)	36.35%	6.96%	7.40%	3.5
2014	February 4, 2014	1,150,000	-	31.28	4.90(b)	33.25%	10.67%	9.90%	4.0
2018	July 31, 2018	1,300,000	975,000	48.42	8.93(c)	41.28%	9.90%	6.39%	8.6
Total	December 31, 2020	3,508,043	975,000	48.42

(a) Average fair value in Brazilian Reais calculated for the 2013 Stock Options was R$4.84 and R$4.20 for the vesting periods in 2013 and 2014, and R$3.73 for the vesting periods in 2015 and 2016.

(b) Average fair value In Brazilian Reais calculated for the 2014 Stock Options was R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the respective vesting periods from 2014 to 2018.

(c) Average fair value In Brazilian Reais calculated for the 2018 Stock Options was R$8.17, R$8.63, R$9.14 and R$9.77 for the respective vesting periods of 2019, 2020, 2021 and 2022.

The share price of the subsidiary Smiles traded at B3 on December 31, 2020 was R$23.45 (R$39.27 on December 31, 2019).

The trend in the stock options outstanding for the fiscal year ended December 31, 2020. During the fiscal year ended on December 31, 2020, the Company recognized R$2,390 in shareholders’ equity regarding the share-based compensation with a corresponding outflow in the statement of operations as personnel expenses (R$3,131 for the fiscal year ended on December 31, 2019).

Additionally, referenced in the Company’s shares, executives and employees are granted a complementary cash-settled bonus, as a way of strengthening their commitment and productivity with the incomes (expenses). On December 31, 2020, the balance of this obligation totaled R$1,881 (R$6,079 on December 31, 2019) recorded under “Salaries, wages and benefits”, referenced to 119,784 equivalent Company’s shares (R$120,586 during the period ended on December 31, 2019). The same amount was recorded under “Salaries, wages and benefits” in the statement of operations related to these bonuses.